Related Party Transactions - Schedule of Related Party Transactions - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 02, 2015
Related Party Transaction [Line Items]
Ownership percentage		100.00%
General and administrative expenses deferred and capitalized		$ 28,512,000	$ 18,141,000	$ 19,199,000
Teekay LNG-Marubeni Joint Venture
Related Party Transaction [Line Items]
Ownership percentage	52.00%	52.00%
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Ownership percentage		30.00%			30.00%
Bahrain LNG Joint Venture | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized		$ 1,100,000	1,100,000	400,000
Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized		15,967,000	9,434,000	12,590,000
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized		$ 822,000	859,000	571,000
Affiliated Entity | Teekay Corporation
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)		10 years
Teekay Marine Solutions (Bermuda) Ltd. | Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses deferred and capitalized		$ 1,600,000	0	0
Bahrain LNG Joint Venture | Affiliated Entity
Related Party Transaction [Line Items]
Recovery of direct costs		$ 1,600,000	$ 0	$ 0
Newbuildings | Affiliated Entity | Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		4
Magellan Spirit | Teekay LNG-Marubeni Joint Venture
Related Party Transaction [Line Items]
Operating lease term (in years)	2 years